Leasing (Tables)	12 Months Ended
Sep. 30, 2023
Leasing [Abstract]
Schedule of Lease Expenses	Lease expenses were $191,270 for the year ended September 30, 2023. The maturities of lease liabilities in accordance with Leases (ASC 842) in each of the next five years as of September 30, 2023 were as follows:
USD

2024	207,808
2025	148,045
2026	133,479
2027	119,184
2028	71,510
Total minimum lease payments	680,027

Less: Interest	(52,959)
Present value of lease obligations	627,068
Less: Current portion	187,214
Non - current portion of lease obligations	439,854